Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities available-for-sale, Amount:
One year or less	$ 13,385
Over 1 through 5 years	32,080
Over 5 through 10 years	14,352
Over 10 years	3,893
Total	108,495	$ 88,550
Securities held-to-maturity, Amount:
One year or less	1,101
Over 1 through 5 years	3,742
Over 5 through 10 years	1,600
Over 10 years	431
Amortized cost	47,946	34,483
Mortgage-backed securities
Securities available-for-sale, Amount:
Without single maturity date	36,918
Securities held-to-maturity, Amount:
Mortgage-backed securities	41,072
Asset-backed securities
Securities available-for-sale, Amount:
Without single maturity date	7,867
U.S. Treasury
Securities available-for-sale, Amount:
One year or less	3,549
Over 1 through 5 years	10,619
Over 5 through 10 years	7,571
Over 10 years	3,155
Total	$ 24,894	15,431
Securities available-for-sale (Yield):
One year or less	1.47%
Over 1 through 5 years	1.16%
Over 5 through 10 years	1.43%
Over 10 years	3.11%
Total	1.53%
Securities held-to-maturity, Amount:
One year or less	$ 1,031
Over 1 through 5 years	1,907
Over 5 through 10 years	0
Over 10 years	0
Amortized cost	$ 2,938	3,818
Securities held-to-maturity (Yield):
One year or less	2.11%
Over 1 through 5 years	1.91%
Over 5 through 10 years	0.00%
Over 10 years	0.00%
Total	1.98%
U.S. government agencies
Securities available-for-sale, Amount:
One year or less	$ 25
Over 1 through 5 years	2,125
Over 5 through 10 years	1,562
Over 10 years	141
Total	$ 3,853	1,949
Securities available-for-sale (Yield):
One year or less	2.55%
Over 1 through 5 years	0.71%
Over 5 through 10 years	2.30%
Over 10 years	1.98%
Total	1.41%
Securities held-to-maturity, Amount:
One year or less	$ 0
Over 1 through 5 years	880
Over 5 through 10 years	1,518
Over 10 years	418
Amortized cost	$ 2,816	1,023
Securities held-to-maturity (Yield):
One year or less	0.00%
Over 1 through 5 years	0.68%
Over 5 through 10 years	1.07%
Over 10 years	2.30%
Total	1.13%
State and political subdivisions
Securities available-for-sale, Amount:
One year or less	$ 744
Over 1 through 5 years	530
Over 5 through 10 years	688
Over 10 years	346
Total	$ 2,308	1,044
Securities available-for-sale (Yield):
One year or less	1.30%
Over 1 through 5 years	2.94%
Over 5 through 10 years	1.58%
Over 10 years	2.23%
Total	1.90%
Securities held-to-maturity, Amount:
One year or less	$ 0
Over 1 through 5 years	2
Over 5 through 10 years	0
Over 10 years	13
Amortized cost	$ 15	$ 17
Securities held-to-maturity (Yield):
One year or less	0.00%
Over 1 through 5 years	5.67%
Over 5 through 10 years	0.00%
Over 10 years	4.76%
Total	4.91%
Other bonds, notes and debentures
Securities available-for-sale, Amount:
One year or less	$ 9,067
Over 1 through 5 years	18,806
Over 5 through 10 years	4,531
Over 10 years	251
Total	$ 32,655
Securities available-for-sale (Yield):
One year or less	0.50%
Over 1 through 5 years	0.58%
Over 5 through 10 years	0.72%
Over 10 years	1.04%
Total	0.58%
Securities held-to-maturity, Amount:
One year or less	$ 70
Over 1 through 5 years	953
Over 5 through 10 years	82
Over 10 years	0
Amortized cost	$ 1,105
Securities held-to-maturity (Yield):
One year or less	0.19%
Over 1 through 5 years	0.69%
Over 5 through 10 years	0.60%
Over 10 years	0.00%
Total	0.65%
Mortgage/ asset-backed
Securities available-for-sale, Amount:
Total	$ 44,785
Securities available-for-sale (Yield):
Total	2.10%
Securities held-to-maturity, Amount:
Amortized cost	$ 41,072
Securities held-to-maturity (Yield):
Total	2.46%
Mortgage/ asset-backed | Mortgage-backed securities
Securities available-for-sale, Amount:
Without single maturity date	$ 36,918
Securities available-for-sale (Yield):
Without single maturity date	2.19%
Securities held-to-maturity, Amount:
Mortgage-backed securities	$ 41,072
Securities held-to-maturity (Yield):
Without single maturity date	2.46%
Mortgage/ asset-backed | Asset-backed securities
Securities available-for-sale, Amount:
Without single maturity date	$ 7,867
Securities available-for-sale (Yield):
Without single maturity date	1.64%